Jacob Discovery Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Advertising - 2.8%
IZEA Worldwide, Inc. (a)	119,650	$344,592

Arrangement of Transportation of Freight & Cargo - 3.7%
Freightos Ltd. (a)	220,000	462,000

Auto Dealers & Gasoline Stations - 2.0%
TrueCar, Inc. (a)	170,000	246,500

Biological Products (No Diagnostic Substances) - 1.4%
Precision BioSciences, Inc. (a)	37,089	179,140

Business Services, nec - 9.8%
comScore, Inc. (a)	44,305	203,360
OptimizeRx Corp. (a)	62,654	760,620
Zhihu, Inc. - ADR (a)	65,366	249,698
		1,213,678

Calculating & Accounting Machines (No Electronic Computers) - 4.3%
Cantaloupe, Inc. (a)	64,325	538,400

Communications Equipment - 5.1%
Powerfleet, Inc. NJ (a)	140,121	637,551

Computer Peripheral Equipment - 2.6%
Identiv, Inc. (a)	99,555	325,545

Computer Processing & Data Preparation - 5.4%
DouYu International Holdings Ltd. - ADR	11,000	72,160
HUYA, Inc. - ADR	26,000	98,540
Nextdoor Holdings, Inc. (a)	74,000	113,220
ReposiTrak, Inc. (b)	17,512	382,112
		666,032

Consumer Credit Reporting, Collection Agencies - 1.3%
CreditRiskMonitor.com, Inc. (a)	66,200	158,880

Functions Related to Depository Banking, nec - 4.6%
Usio, Inc. (a)	410,100	578,241

Gold and Silver Ores - 4.1%
Solitario Resources Corp. (a)	799,300	511,552

Help Supply Services - 3.2%
Hudson Global, Inc. (a)	45,954	401,178

Industrial Organic Chemicals - 1.7%
Codexis, Inc. (a)	93,875	215,912

Medical Laboratories - 4.4%
CareDx, Inc. (a)	13,800	234,462
Celcuity, Inc. (a)	29,209	310,492
		544,954

Metal Mining - 2.4%
Western Copper & Gold Corp. (a)	259,950	296,343

Mining & Quarrying of Nonmetallic Mineral (No Fuels) - 1.6%
Azimut Exploration, Inc. (a)(b)	462,480	195,500

Miscellaneous Amusement & Recreation - 3.9%
Inspired Entertainment, Inc. (a)	61,336	479,647

Motion Picture & Video Tape Production - 5.3%
Thunderbird Entertainment Group, Inc. (a)	625,135	656,392

Patent Owners & Lessors - 1.9%
Immersion Corp.	32,182	242,009

Personal Services - 3.1%
WM Technology, Inc. (a)	371,788	386,660

Pharmaceutical Preparations - 13.8%
Arcturus Therapeutics Holdings, Inc. (a)	5,870	73,551
Cartesian Therapeutics, Inc. (a)(b)	7,000	66,920
DiaMedica Therapeutics, Inc. (a)	85,730	352,350
Esperion Therapeutics, Inc. (a)(b)	150,000	127,470
Harrow, Inc. (a)	20,547	577,576
Heron Therapeutics, Inc. (a)(b)	81,960	154,085
Ideaya Biosciences, Inc. (a)	12,335	245,343
SCYNEXIS, Inc. (a)	140,000	122,514
		1,719,809

Prepackaged Software - 0.1%
Leafly Holdings, Inc. (a)	72,165	11,914

Real Estate - 1.3%
Porch Group, Inc. (a)	18,050	164,616

Semiconductors & Related Devices - 1.8%
Atomera, Inc. (a)(b)	36,800	226,320

Surgical & Medical Instruments & Apparatus - 6.4%
Alphatec Holdings, Inc. (a)	38,200	474,826
Cerus Corp. (a)	80,000	101,600
Tela Bio, Inc. (a)(b)	154,775	215,137
		791,563
TOTAL COMMON STOCKS (Cost $17,570,865)		12,194,928

PREFERRED STOCKS - 0.1%	Shares	Value
Advertising Agencies - 0.1%
SRAX INC-PFD, 0.00%	368,541	8,808
TOTAL PREFERRED STOCKS (Cost $18,017)		8,808

SHORT-TERM INVESTMENTS - 10.3%		Value
Investments Purchased with Proceeds from Securities Lending - 8.4%	Shares
First American Government Obligations Fund - Class X, 4.23% (b)(c)	1,049,648	1,049,648

Money Market Funds - 1.9%	Shares
First American Government Obligations Fund - Class X, 4.23% (c)	237,100	237,100
TOTAL SHORT-TERM INVESTMENTS (Cost $1,286,748)		1,286,748

TOTAL INVESTMENTS - 108.4% (Cost $18,875,630)		13,490,484
Liabilities in Excess of Other Assets - (8.4)%		(1,046,790)
TOTAL NET ASSETS - 100.0%		$12,443,694
two		–%
Percentages are stated as a percent of net assets.		–%

Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $942,983 which represented 7.6% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Jacob Discovery Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	12,036,048	158,880	–	12,194,928
Preferred Stocks	–	–	8,808	8,808
Investments Purchased with Proceeds from Securities Lending	1,049,648	–	–	1,049,648
Money Market Funds	237,100	–	–	237,100
Total Investments	13,322,796	158,880	8,808	13,490,484

Refer to the Schedule of Investments for further disaggregation of investment categories.